Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Six Months Ended June 30, 2019 and 2020 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net loss	$ (30,261)	$ (15,447)
Adjustments to reconcile net loss to net cash from operating activities:
Share-based compensation	4,306	1,287
Depreciation expenses	32	41
Non-cash operating lease expense	296	260
Changes in operating assets and liabilities:
Advances to suppliers	189	86
Due from related parties		481
Prepaid expenses and other current assets	(115)	106
Other noncurrent assets	(142)	(48)
Accounts payable	(590)	(1,130)
Accrued expenses	1,326	589
Due to related parties		25
Operating lease liabilities	(300)	(297)
Other current liabilities	(65)	944
Net cash used in operating activities	(25,324)	(13,103)
Investing activities:
Acquisitions of property and equipment	(17)	(4)
Net cash used in investing activities	(17)	(4)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	26,938	5,596
Payments of offering costs	(147)	(6)
Proceeds from loans	635	2,986
Proceeds from related party borrowings	32	1,350
Net cash provided by financing activities	27,458	9,926
Effect of foreign exchange rate changes, net	30	(34)
Net increase/(decrease) in cash and cash equivalents	2,147	(3,215)
Cash and cash equivalents at beginning of period	35,933	3,889
Cash and cash equivalents at end of period	38,080	674
Non-cash activities:
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 222